SHARE BASED COMPENSATION - Options outstanding activity (Details)				12 Months Ended
	Nov. 21, 2022 shares	Jul. 07, 2021 shares	Dec. 01, 2020 shares	Sep. 30, 2025 shares $ / shares	Sep. 30, 2024 shares $ / shares
Options outstanding
Beginning balance | shares				1,827,165	1,638,309
Granted | shares	34,937	175,000	31,250	514,937	1,506,246
Exercised | shares				(1,698,476)	(213,703)
Cancelled | shares				0	(862,500)
Expired | shares					(241,187)
Ending balance - outstanding | shares				643,626	1,827,165
Weighted average exercise price
Weighted average exercise price, Beginning balance | $ / shares				$ 1.21	$ 1.44
Weighted average exercise price, Granted | $ / shares				16.83	1.12
Weighted average exercise price, Exercised | $ / shares				0.88	0.8
Weighted average exercise price, Cancelled | $ / shares					1.6
Weighted average exercise price, Expired | $ / shares					1.2
Weighted average exercise price, Ending balance - outstanding | $ / shares				$ 13.71	$ 1.21